UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 2008-03-31

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Agamas Capital Management, L.P.
Address: 825 Third Avenue, 35th Floor

         New York, NY 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Roeck
Title:     Chief Financial Officer
Phone:     212-380-5700

Signature, Place, and Date of Signing:

     George Roeck     New York, NY 10022     May 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $248329.615 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBIBOWATER INC COM         PUT              003687950   789.26     1273 SH  PUT  SOLE               0     1273        0        0
AMERICAN FINL RLTY TR NOTE  4.                  02607PAB3    14882 15000000 PRN N/A  SOLE               0 15000000        0        0
AMR CORP COM                                    001765106      102    11388 PRN N/A  SOLE               0    11388        0        0
AMR CORP COM                   PUT              001765956      385     1000 SH  PUT  SOLE               0     1000        0        0
BEAZER HOMES USA INC COM                        07556Q105     1335   141375 PRN N/A  SOLE               0   141375        0        0
BEAZER HOMES USA INC COM       PUT              07556Q955 3084.075     7615 SH  PUT  SOLE               0     7615        0        0
CARNIVAL CORP NOTE        10/2                  143658AS1     3635  5000000 PRN N/A  SOLE               0  5000000        0        0
CELANESE CORP DEL COM SER A                     150870103     1452    37184 PRN N/A  SOLE               0    37184        0        0
CENTEX CORP COM                                 152312104       22      940 PRN N/A  SOLE               0      940        0        0
CENTEX CORP COM                PUT              152312954   237.35      940 SH  PUT  SOLE               0      940        0        0
CENTEX CORP COM                PUT              152312954    338.4     1880 SH  PUT  SOLE               0     1880        0        0
CHESAPEAKE ENERGY CORP NOTE  2                  165167BZ9    23853 18800000 PRN N/A  SOLE               0 18800000        0        0
CLEAR CHANNEL COMMUNICATIONS C                  184502102     2794    95637 PRN N/A  SOLE               0    95637        0        0
COOPER CAMERON CORP DBCV  1.50                  216640AE2     3717  1533334 PRN N/A  SOLE               0  1533334        0        0
CORE LABORATORIES LP NOTE  0.2                  21868FAB9     3372  2500000 PRN N/A  SOLE               0  2500000        0        0
COUNTRYWIDE FINANCIAL CORP COM PUT              222372954   295.36      416 SH  PUT  SOLE               0      416        0        0
COUNTRYWIDE FINANCIAL CORP DBC                  222372AN4     1673  1880000 PRN N/A  SOLE               0  1880000        0        0
DICKS SPORTING GOODS INC NOTE                   253393AB8     4953  5000000 PRN N/A  SOLE               0  5000000        0        0
DOMTAR CORP COM                                 257559104     1188   174000 PRN N/A  SOLE               0   174000        0        0
FORD MTR CO DEL NOTE  4.250%12                  345370CF5    16834 19800000 PRN N/A  SOLE               0 19800000        0        0
GENERAL CABLE CORP DEL NEW NOT                  369300AD0    10123  7500000 PRN N/A  SOLE               0  7500000        0        0
GENERAL MTRS CORP COM          PUT              370442955  2170.28    12880 SH  PUT  SOLE               0    12880        0        0
GENERAL MTRS CORP COM          PUT              370442955  3480.99    11780 SH  PUT  SOLE               0    11780        0        0
GENERAL MTRS CORP COM          PUT              370442955     1085     1000 SH  PUT  SOLE               0     1000        0        0
GENERAL MTRS CORP DEB SR CV C                   370442717    13327   801881 PRN N/A  SOLE               0   801881        0        0
INNOPHOS HOLDINGS INC COM                       45774N108     1543    95926 PRN N/A  SOLE               0    95926        0        0
KB HOME COM                    PUT              48666K959  123.825     1270 SH  PUT  SOLE               0     1270        0        0
MAXTOR CORP NOTE  2.375% 8/1                    577729AE6     2748  2000000 PRN N/A  SOLE               0  2000000        0        0
MIRANT CORP NEW *W EXP 01/03/2                  60467R118    19588  1232000 PRN N/A  SOLE               0  1232000        0        0
MYLAN INC PFD CONV                              628530206     2178     2500 PRN N/A  SOLE               0     2500        0        0
NATIONAL CITY CORP NOTE  4.000                  635405AW3    20329 24600000 PRN N/A  SOLE               0 24600000        0        0
NRG ENERGY INC COM NEW         CALL             629377908       46      100 SH  CALL SOLE               0      100        0        0
NRG ENERGY INC COM NEW         CALL             629377908  284.875     1075 SH  CALL SOLE               0     1075        0        0
SCHERING PLOUGH CORP PFD CONV                   806605705     3431    22400 PRN N/A  SOLE               0    22400        0        0
SCIENTIFIC GAMES CORP SDCV  0.                  80874PAD1     3200  3230000 PRN N/A  SOLE               0  3230000        0        0
SEPRACOR INC NOTE        10/1                   817315AW4     8897  9880000 PRN N/A  SOLE               0  9880000        0        0
SINCLAIR BROADCAST GROUP INC N                  829226AW9     6363  7000000 PRN N/A  SOLE               0  7000000        0        0
SPDR TR UNIT SER 1             PUT              78462F953    182.5      500 SH  PUT  SOLE               0      500        0        0
SYMANTEC CORP NOTE  0.750% 6/1                  871503AD0    14747 13700000 PRN N/A  SOLE               0 13700000        0        0
TRANSOCEAN SEDCO FOREX INC NOT                  893830AV1     6116  5600000 PRN N/A  SOLE               0  5600000        0        0
TRANSOCEAN SEDCO FOREX INC NOT                  893830AU3    10899 10000000 PRN N/A  SOLE               0 10000000        0        0
TRICO MARINE SERVICES INC NOTE                  896106AQ4     8686  8000000 PRN N/A  SOLE               0  8000000        0        0
WASHINGTON MUT INC COM         PUT              939322953    615.7      940 SH  PUT  SOLE               0      940        0        0
WASHINGTON MUT INC CONV7.75%SE                  939322814    12407    17233 PRN N/A  SOLE               0    17233        0        0
WESCO INTL INC DBCV  2.625%10/                  95082PAE5     5507  5000000 PRN N/A  SOLE               0  5000000        0        0
YELLOW ROADWAY CORP NOTE  5.00                  985577AA3     5310  6000000 PRN N/A  SOLE               0  6000000        0        0
